UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2002
                                               ---------------------
Check here if Amendment [ ]; Amendment Number:
                                               -----
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             GSCP (N.J.) L.P
                  --------------------------
Address:          500 Campus Dr., Suite 220
                  --------------------------
                  Florham Park, NJ 07932
                  --------------------------
                  --------------------------

Form 13F File Number: 28-  10125
                         -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Richard T. Allorto, Jr
                  --------------------------------------------
Title:                     Manager of Financial Reporting
                  --------------------------------------------
Phone:                     (973) 437-1013
                  --------------------------------------------

Signature, Place, and Date of Signing:
 /s/ Richard T. Allorto, Jr.            Florham Park, NJ              5/13/02
-----------------------------           ----------------------        ---------
[Signature]                             [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                   ------------------

Form 13F Information Table Entry Total:     4
                                        -------------

Form 13F Information Table Value Total: $   284,503
                                         ------------
                                         (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                  FORM 13F INFORMATION TABLE
---------------------------------- --------- ---------- ----------- ------------------ ---------------- -------------- -----------
           COLUMN 1                COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5           COLUMN 6        COLUMN 7     COLUMN 8
---------------------------------- --------- ---------- ----------- ------------------ ---------------- -------------- -----------

---------------------------------- --------- ---------- ----------- ------------------ ---------------- -------------- -----------
        NAME OF ISSUER              TITLE OF   CUSIP       VALUE     SHRS OR SH/ PUT/     INVESTMENT        OTHER        VOTING
        --------------             ---------   -----     (X $1000)   PRN AMT PRN CALL     DISCRETION       MANAGERS     AUTHORITY
                                     CLASS               ---------   ------- --------     ----------      ---------    -----------
                                     -----
---------------------------------- -------- ----------- ----------- ------------------ ---------------- -------------- -----------

---------------------------------- -------- ----------- ----------- ------------------ ---------------- -------------- -----------
Moore Ltd                           Common   615785102    170,381    13,096,155  SH          Sole           None           Sole
---------------------------------- -------- ----------- ----------- ------------------ ---------------- --------------- ----------
Westpoint Stevens, Inc.             Common   961238102     15,705     7,106,331  SH          Sole           None           Sole
---------------------------------- -------- ----------- ----------- ------------------ ---------------- --------------- ----------
DT Industries Inc.                  Common   23333J108        560       141,700  SH          Sole           None           Sole
---------------------------------- -------- ----------- ----------- ------------------ ---------------- --------------- ----------
Endo Pharmaceutical Holdings Inc.   Common   29264F205     97,857     9,688,782  SH     Shared - other   Kelso and Co.     Sole
---------------------------------- -------- ----------- ----------- ------------------ ---------------- --------------- ----------

---------------------------------- -------- ----------- ----------- ------------------ ---------------- --------------- ----------